Pastos Grandes	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Pastos Grandes
10.
PASTOS GRANDES

On August 16, 2024, Proyecto Pastos Grandes S.A. (“PGCo”), a wholly-owned subsidiary of the Company holding the Pastos Grandes project in Salta, Argentina, issued common shares representing approximately 14.9% of PGCo to Ganfeng for consideration of approximately $70,000 (the “Pastos Grandes transaction”).

As the Company retained control of PGCo, the transaction was accounted for as an equity transaction. Consequently, a non-controlling interest was recognized, representing Ganfeng's 14.9% share in the net assets of PGCo.

Loans to Minera Exar

$
Loans advanced by PGCo to Minera Exar, as at December 31, 2023	-
Loans to Minera Exar	65,000
Accrued interest	2,355
Loans advanced by PGCo to Minera Exar, as at December 31, 2024	67,355
Accrued interest	5,892
Derecognition of existing loans upon extinguishment	(72,445)
Recognition of new loans at fair value upon restructuring	70,735
Loans to Minera Exar, as at December 31, 2025	71,537

In Q3 2024, PGCo entered into a loan facility with Minera Exar with aggregate principal of $65,000 to fund debt repayment, working capital and other operational requirements. The loan initially bore interest at SOFR plus 4.0% per annum.

In October 2025, PGCo, a consolidated subsidiary of the Company, amended the terms of a loan facility with Minera Exar, an equity-accounted investee of the Company. The amendment revised the interest rate to 6.18% per annum, effective for fiscal year 2025 and subsequent periods, with no other material changes to the contractual terms. The amendment was accounted for as an extinguishment of the existing loan and the recognition of a new loan at the revised interest rate.

10.
PASTOS GRANDES (continued)

The Company determined that the amendment represented a transaction between entities under common control and, accordingly, PGCo recognized a loss on modification of $1,710, recorded directly in equity. Upon consolidation, $255 of this amount was allocated to non-controlling interest representing Ganfeng’s ownership interest in PGCo and $1,455 was attributable to the Company. Minera Exar recognized a corresponding gain on modification, recorded in equity, and the Company’s share of this equity movement was recognized as an increase in the carrying value of the Company’s investment in Minera Exar.

Due to differences in the Company’s ownership interests in PGCo and Minera Exar, a portion of the loss recognized in PGCo was not offset by the Company’s share of the gain in Minera Exar. Accordingly, the Company recognized a loss on loan modification of $689 in the consolidated statement of comprehensive loss for the year ended December 31, 2025.

Share Premium Reduction and Shareholder Distribution

During the fourth quarter of 2025, PGCo executed a share premium reduction and related distribution to its shareholders. The transaction was accounted for as an equity transaction, resulting in a reduction of equity and the recognition of a shareholder distribution payable.

The shareholder distribution payable is denominated in Argentine pesos and indexed for inflation until settlement. At December 31, 2025, the total payable at PGCo level was $86,363 ($73,504 attributable to Millennial Lithium Corp. and $12,859 to Ganfeng as non-controlling interest). In the consolidated financial statements, the payable to Millennial and the corresponding receivable are eliminated as intercompany balances. Accordingly, only the $12,859 payable to Ganfeng is reflected in the consolidated balance sheet.

The transaction affected non-controlling interest in two ways, both presented separately in the consolidated statement of changes in equity: (i) a direct reduction of $11,917, representing Ganfeng's proportionate share of PGCo's equity reduction at inception; and (ii) $943 recognized within net loss attributable to non-controlling interest, representing the net consolidated P&L impact after elimination of offsetting finance expense at PGCo and finance income at Millennial (Note 26).

Summarized Financial Information of PGCo

Summarized financial information for PGCo for the year ended December 31, 2025, is as follows:

•
Net loss: $9,612 (2024 - income of $5,939)
•
Total assets: $421,938 (2024 - $428,914)
•
Total liabilities: $92,503 (2024 - $452)

The summarized financial information provided represents PGCo’s financial results, which contribute to the overall financial position of Lithium Argentina.